/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending October 31, 2001

MFS Government Markets Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
10/15
MFS Government Markets Income Trust
15,000
6.73
7.32
MERRILL LYNCH





















































































Total Shares Repurchased: 15,000
Remarks:  None.

MFS Government Markets Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer